Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule Of Significant Subsidiaries

	Ownership Interest
	August 31, 2021	August 31, 2020

Shaw Cablesystems Limited	100%	100%

Shaw Cablesystems G.P.	100%	100%

Shaw Envision Inc.	100%	100%

Shaw Telecom Inc.	100%	100%

Shaw Telecom G.P.	100%	100%

Shaw Satellite Services Inc.	100%	100%

Star Choice Television Network Incorporated	100%	100%

Shaw Satellite G.P.	100%	100%

Freedom Mobile Inc.	100%	100%

Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors

	2021 $	2020 $

Short-term employee benefits	20	17

Post-employment pension benefits	7	3

Termination benefits	–	11

Share-based compensation	22	6

	49	37